Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,972,051	$ 4,084,085	$ 1,477,143
Grants receivable	0	757,562	84,344
Prepaid expenses	276,714	419,751	334,629
Other current assets	3,965	47,586	14,675
Total current assets	3,252,730	5,308,984	1,910,791
Property and equipment, net	515,522	135,486	57,053
Goodwill	6,826,003	6,826,003	6,826,003
Other long term assets	346,233	126,654	11,017
Total assets	10,940,488	12,397,127	8,804,864
Current liabilities:
Accounts payable	2,161,127	3,002,497	1,313,247
Accrued compensation	482,528	562,755	230,381
Accrued clinical operations and site costs	491,157	391,041	494,110
Accrued lease contingency fee	590,504	590,504	590,504
License fee payable	225,000	225,000
Other accrued expenses	412,373	186,566	245,421
Interest payable	50,500	0
Current portion of notes payable	694,444	0
Current portion of capital leases payable	16,303	0
Warrant liability			92,463
Total current liabilities	5,123,936	4,958,363	2,966,126
Long-term liabilities:
Long-term portion of notes payable, net	3,393,316
Long-term portion of capital leases	76,799	0
Other long-term liabilities	115,452	0
Total long-term liabilities	3,585,567	0
Commitments and contingencies:
Redeemable convertible preferred stock:
MabVax Therapeutics Holdings Series B redeemable convertible preferred stock, 1,250,000 shares authorized, none and 1,250,000 issued and outstanding as of December 31, 2015 and 2014, respectively, with a liquidation preference of $2,627,123 as of December 31, 2014			1,838,025
Total redeemable convertible preferred stock			1,838,025
Stockholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized, 4,160,509, 3,836,631, and 378,766 shares issued and outstanding as of June 30, 2016, December 31, 2015 and 2014.	41,605	38,366	3,787
Additional paid-in capital	70,981,837	67,999,928	24,516,692
Accumulated deficit	(68,794,523)	(60,601,778)	(24,550,308)
Total stockholders' equity	2,230,985	7,438,764	4,000,713
Total liabilities and stockholders' equity	10,940,488	12,397,127	8,804,864
Series A-1 Preferred Stock [Member]
Stockholders' equity:
Preferred stock			4,029,576
Series C Preferred Stock [Member]
Stockholders' equity:
Preferred stock			$ 966
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 1,733	1,915
Series E Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock		$ 333